DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2019
DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Abstract]
Disclosure of earnings per share [text block]
NOTE 26.  DISTRIBUTABLE NET Profit AND EARNINGS PER SHARE

Distributable net profit
As a general policy, the Board of Directors of Arauco agreed that the net profit to be distributed as dividend is determined based on realized net gains/(losses) of any relevant variations in the value of unrealized assets and liabilities, which are excluded from the calculation of net profit during the period such changes are made.

As a result of the foregoing, for purposes of determining the distributable net profit of the Company, which is the same considered for calculating the minimum dividend required and additional dividend, the following unrealized gains/losses are excluded from the net profit for the year:

1)

Unrealized gains/losses relating to the fair value recorded for forestry assets under IAS 41, adding them back to distributable net profit when they are realized through sale or disposed of by other means.

2)

Those generated through the acquisition of entities. These results will be added back to net profit when they are realized through sale.

The deferred taxes associated with the amounts described in 1) and 2) above are also excluded.

The Board of Directors agreed to modify the Company’s dividend policy established by the Board of Directors in Session No. 587 dated as of April 24, 2018, in the sense that, notwithstanding the powers of the Shareholders’ Meeting to determine the portion of the profits of the year to be distributed as dividend, it will be proposed, with respect to the results of the years 2019 and 2020, not to distribute dividends, due to the financial requirements that the Company has in the coming months, especially those related to the MAPA Project.

Therefore, as of December 31, 2019 there is no minimum dividend provision registered.

The following table details the adjustments made for the determination of distributable net profit as December 31, 2019, 2018 and 2017 to determine the provision of
40
% of the distributable net profit for each year:

Distributable Net Profit ThU.S.$
Net profit attributable to owners of parent at 12-31-2019	61,784
Adjustments:
Biological assets
Unrealized gains/losses	(153,497)
Realized gains/losses	197,891
Deferred income taxes	(10,630)
Total biological assets	33,764
Profit due bargain acquisition (net)	(21,674)
Total adjustments	12,090
Distributable Net Profit at 12-31-2019	73,874

Distributable Net Profit ThU.S.$
Net profit attributable to owners of parent at 12-31-2018	725,482
Adjustments:
Biological assets
Unrealized gains/losses	(83,243)
Realized gains/losses	208,362
Deferred income taxes	(30,482)
Total biological assets	94,637
Profit due bargain acquisition (net)	(9,381)
Total adjustments	85,256
Distributable Net Profit at 12-31-2018	810,738

Distributable Net Profit ThU.S.$
Net profit attributable to owners of parent at 12-31-2017	269,724
Adjustments:
Biological Assets
Unrealized gains/losses	(82,782)
Realized gains/losses	303,668
Deferred income taxes	(54,944)
Total adjustments	165,942
Distributable Net Profit at 12-31-2017	435,666

Basic and diluted earnings per share

Basic and diluted earnings per share are calculated by dividing the profit or loss attributable to ordinary equity holders of parent by the weighted average number of ordinary shares outstanding. Arauco does not have any shares with potential dilutive effect.

	January-December
	2019	2018	2017
	ThU.S.$	ThU.S.$	ThU.S.$

Profit or loss attributable to ordinary equity holder of parent	61,784	725,482	269,724
Weighted average of number of shares	113,159,655	113,159,655	113,159,655
Basic and diluted earnings per share (in U.S.$ per share)	0.5460	6.4111	2.3836